United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.2%
Municipal Notes	8.9%
Commercial Paper	22.6%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.0%
8-30 Days	5.9%
31-90 Days	18.5%
91-180 Days	8.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		California—99.7%
$2,265,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs (Comerica Bank LOC), 1.780%, 5/3/2018	$2,265,000
1,005,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs (Comerica Bank LOC), 1.860%, 5/3/2018	1,005,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.850%, 5/3/2018	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	9,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	3,320,000
6,005,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.800%, 5/3/2018	6,005,000
5,845,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs (FHLB of San Francisco LOC), 1.800%, 5/3/2018	5,845,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs (Comerica Bank LOC), 1.820%, 5/3/2018	6,575,000
12,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs (FHLB of San Francisco LOC), 1.800%, 5/3/2018	12,200,000
10,965,000		California Health Facilities Financing Authority (Children's Hospital of Orange County), (Series 2009D) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.630%, 5/2/2018	10,965,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.910%, 5/3/2018	35,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs (TD Bank, N.A. LIQ), 1.790%, 5/3/2018	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Bank of America N.A. LIQ), 1.790%, 5/3/2018	4,180,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.760%, 5/3/2018	$8,625,000
4,700,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (Series 2017-XF2408) Weekly VRDNs (Citibank NA, New York LIQ), 1.760%, 5/3/2018	4,700,000
420,000		California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.), (Series 2009A) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.450%, 5/1/2018	420,000
2,950,000		California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.), (Series 2009B) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.450%, 5/1/2018	2,950,000
10,070,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs (FHLB of San Francisco LOC), 1.850%, 5/1/2018	10,070,000
3,955,000		California Infrastructure & Economic Development Bank (Tobinworld), (Series 2007A) Weekly VRDNs (Comerica Bank LOC), 1.820%, 5/3/2018	3,955,000
1,910,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.800%, 5/3/2018	1,910,000
1,120,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs (Comerica Bank LOC), 1.860%, 5/2/2018	1,120,000
1,800,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series C) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.450%, 5/1/2018	1,800,000
3,300,000		California State University Institute, (Series A), 1.23% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 6/5/2018	3,300,000
3,000,000		California State University Institute, (Series A), 1.32% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/9/2018	3,000,000
2,300,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs (Comerica Bank LOC), 1.780%, 5/3/2018	2,300,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), 1.82% CP, Mandatory Tender 9/12/2018	5,045,000
5,950,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), 1.20% CP, Mandatory Tender 7/17/2018	5,950,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.20% CP, Mandatory Tender 7/11/2018	6,230,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.82% CP, Mandatory Tender 9/12/2018	15,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), 1.30% CP, Mandatory Tender 8/1/2018	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.29% CP, Mandatory Tender 5/15/2018	$10,000,000
9,300,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.46% CP, Mandatory Tender 6/7/2018	9,300,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), 1.80% CP, Mandatory Tender 8/14/2018	10,000,000
5,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 C-1) Weekly VRDNs, 1.750%, 5/2/2018	5,500,000
6,610,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs (Comerica Bank LOC), 1.780%, 5/3/2018	6,610,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs (FHLMC LOC), 1.830%, 5/3/2018	5,600,000
10,060,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 1.85% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 5/1/2018	10,060,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.850%, 5/3/2018	7,500,000
9,915,000		East Side, CA Union High School District, Stage Trust (Series 2011-120C), 1.98% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	9,915,000
3,200,000		Elk Grove, CA USD, Solar Eclipse (Series 2017-0033) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	3,200,000
4,625,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	4,625,000
600,000		Fairfield-Suisun, CA USD, Solar Eclipse (Series 2016-0002) Daily VRDNs (U.S. Bank, N.A. LIQ), 1.680%, 5/1/2018	600,000
17,900,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.850%, 5/3/2018	17,900,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 1.770%, 5/3/2018	22,060,000
10,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 1.680%, 5/3/2018	10,300,000
1,850,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.800%, 5/3/2018	1,850,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,100,000		Huntington Beach, CA City School District, Solar Eclipse (Series 2017-0029) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	$3,100,000
3,590,000		Imperial Irrigation District, CA, Tender Option Bond Trust Receipts (Series 2018-XM0611) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 5/3/2018	3,590,000
25,000,000		Irvine, CA USD Community Facilities District No. 09-1, (Series 2014 B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.710%, 5/2/2018	25,000,000
7,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 1.40% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 5/4/2018	7,000,000
11,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series B), 1.25% CP (U.S. Bank, N.A. LOC), Mandatory Tender 5/1/2018	11,000,000
3,300,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2017-XF0570) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.780%, 5/3/2018	3,300,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	3,000,000
5,000,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-ZM0590) Weekly VRDNs (Bank of America N.A. LIQ), 1.780%, 5/3/2018	5,000,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.820%, 5/3/2018	6,670,000
3,400,000		Newhall, CA School District (School Facilities Improvement District No. 2011-1), Solar Eclipse, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/28/2018	3,400,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 1.800%, 5/3/2018	10,000,000
2,495,287		Oakland, CA, Solar Eclipse (Series 2017-0046) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	2,495,287
9,290,000		Oroville, CA Hospital Revenue (Oroville Hospital), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.820%, 5/3/2018	9,290,000
5,000,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs (TD Bank, N.A. LIQ), 1.800%, 5/3/2018	5,000,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs (Build America Mutual Assurance INS)/(Citibank NA, New York LIQ), 1.850%, 5/3/2018	17,690,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$1,900,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.830%, 5/3/2018	$1,900,000
12,500,000		San Francisco, CA City & County Airport Commission, (Series B-4), 1.24% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 5/10/2018	12,500,000
9,945,000		San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 1.98% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	9,945,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs (TD Bank, N.A. LIQ), 1.760%, 5/3/2018	3,330,000
5,400,000		School Project For Utility Rate Reduction, CA, 1.50% RANs, 8/1/2018	5,400,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	8,490,000
10,000,000		University of California (The Regents of), (Series A), 1.15% CP, Mandatory Tender 5/3/2018	10,000,000
6,000,000		University of California (The Regents of), (Series A), 1.38% CP, Mandatory Tender 7/11/2018	6,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs (TD Bank, N.A. LIQ), 1.760%, 5/3/2018	2,675,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	5,685,000
10,000,000		Ventura County, CA, 4.00% TRANs, 7/2/2018	10,047,091
2,055,000		West Covina, CA Public Financing Authority (West Covina, CA), (Series 2013A) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.800%, 5/3/2018	2,055,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.820%, 5/3/2018	13,585,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	548,857,378
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	1,571,874
		TOTAL NET ASSETS—100%	$550,429,252
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.006)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.51%	0.56%	0.49%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.28%	0.18%[4]	0.08%	0.09%	0.16%
Net investment income	1.00%[3]	0.58%	0.12%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.23%[3]	0.29%	0.39%	0.51%	0.53%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$263,399	$156,974	$54,046	$147,528	$119,823	$156,765
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.003	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.39%	0.31%	0.37%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.53%	0.31%[4]	0.08%	0.09%	0.17%
Net investment income	0.73%[3]	0.30%	0.05%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.32%[3]	0.38%	0.55%	0.78%	0.76%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,982	$150,916	$163,198	$259,239	$64,173	$85,964
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.31% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.002	0.003	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.002)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.31%	0.16%	0.34%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.68%	0.20%[4]	0.08%	0.09%	0.16%
Net investment income	0.57%[3]	0.16%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.39%[3]	0.42%	0.90%	1.00%	0.98%	0.88%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,868	$8,242	$6,170	$114,582	$160,390	$174,069
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.20% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.14%	0.01%	0.32%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	1.03%[3]	0.83%	0.33%[4]	0.08%	0.09%	0.16%
Net investment income	0.23%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.46%[3]	0.70%	1.18%	1.40%	1.38%	1.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,197	$51,752	$55,103	$108,116	$89,717	$85,719
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.33% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.005	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.005	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.005)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.46%	0.46%	0.43%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.38%[3]	0.38%	0.24%[4]	0.08%	0.09%	0.16%
Net investment income	0.88%[3]	0.49%	0.07%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.34%[3]	0.36%	0.52%	0.65%	0.63%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,984	$89,382	$29,806	$142,057	$156,390	$151,087
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.24% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$548,857,378
Cash		23,166
Income receivable		1,803,629
Receivable for shares sold		131,792
TOTAL ASSETS		550,815,965
Liabilities:
Payable for shares redeemed	$119,610
Income distribution payable	61,077
Payable to adviser (Note 4)	2,042
Payable for administrative fees (Note 4)	1,207
Payable for transfer agent fee	34,686
Payable for portfolio accounting fees	74,749
Payable for distribution services fee (Note 4)	19,561
Payable for other service fees (Note 4)	46,163
Payable for share registration costs	26,375
Accrued expenses (Note 4)	1,243
TOTAL LIABILITIES		386,713
Net assets for 550,425,727 shares outstanding		$550,429,252
Net Assets Consist of:
Paid-in capital		$550,425,692
Distributions in excess of net realized gains		(8)
Undistributed net investment income		3,568
TOTAL NET ASSETS		$550,429,252
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$263,398,737 ÷ 263,397,050 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$136,982,351 ÷ 136,981,474 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$7,867,708 ÷ 7,867,657 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$44,196,670 ÷ 44,196,387 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$97,983,786 ÷ 97,983,159 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$3,133,579
Expenses:
Investment adviser fee (Note 4)		$896,114
Administrative fee (Note 4)		197,117
Custodian fees		9,602
Transfer agent fee (Note 2)		141,872
Directors'/Trustees' fees (Note 4)		1,967
Auditing fees		10,781
Legal fees		8,640
Portfolio accounting fees		78,338
Distribution services fee (Note 4)		147,660
Other service fees (Notes 2 and 4)		294,235
Share registration costs		48,929
Printing and postage		16,753
Miscellaneous (Note 4)		4,939
TOTAL EXPENSES		1,856,947
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(581,995)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(158,078)
TOTAL WAIVERS AND REIMBURSEMENT		(740,073)
Net expenses			1,116,874
Net investment income			2,016,705
Change in net assets resulting from operations			$2,016,705
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,016,705	$1,404,716
Net realized gain	—	121,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,016,705	1,526,063
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	—	(1,138)
Wealth Shares	(1,027,223)	(644,411)
Service Shares	(540,356)	(449,704)
Cash II Shares	(24,316)	(10,720)
Cash Series Shares	(54,322)	(5,620)
Capital Shares	(370,128)	(290,235)
Distributions from net realized gain
Investment Shares	—	(148)
Wealth Shares	(48,263)	(3,054)
Service Shares	(37,929)	(6,375)
Cash II Shares	(2,090)	(257)
Cash Series Shares	(11,718)	(2,200)
Capital Shares	(21,352)	(1,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,137,697)	(1,415,051)
Share Transactions:
Proceeds from sale of shares	646,581,716	837,355,645
Net asset value of shares issued to shareholders in payment of distributions declared	1,810,412	1,100,707
Cost of shares redeemed	(555,108,120)	(694,951,720)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	93,284,008	143,504,632
Change in net assets	93,163,016	143,615,644
Net Assets:
Beginning of period	457,266,236	313,650,592
End of period (including undistributed net investment income of $3,568 and $3,208, respectively)	$550,429,252	$457,266,236
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. On October 27, 2017, the Fund's Investment Shares merged into the Fund's Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
Semi-Annual Shareholder Report

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $740,073 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$3,963	$—
Service Shares	62,698	(59,850)
Cash II Shares	4,314	(4,151)
Cash Series Shares	26,156	(25,264)
Capital Shares	44,741	(41,588)
TOTAL	$141,872	$(130,853)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Semi-Annual Shareholder Report

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$184,996	$—
Cash II Shares	10,581	—
Cash Series Shares	57,998	(1,910)
Capital Shares	40,660	—
TOTAL	$294,235	$(1,910)
For the six months ended April 30, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,521,019	$7,521,019
Shares issued to shareholders in payment of distributions declared	—	—	1,151	1,151
Shares redeemed	—	—	(12,848,322)	(12,848,322)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	—	$—	(5,326,152)	$(5,326,152)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	385,828,043	$385,828,043	331,095,775	$331,095,775
Shares issued to shareholders in payment of distributions declared	866,154	866,154	440,380	440,380
Shares redeemed	(280,228,155)	(280,228,155)	(228,649,293)	(228,649,293)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	106,466,042	$106,466,042	102,886,862	$102,886,862

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	131,410,720	$131,410,720	257,057,350	$257,057,350
Shares issued to shareholders in payment of distributions declared	466,855	466,855	360,832	360,832
Shares redeemed	(145,771,381)	(145,771,381)	(269,734,222)	(269,734,222)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,893,806)	$(13,893,806)	(12,316,040)	$ (12,316,040)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	13,484,870	$13,484,870	12,629,347	$12,629,347
Shares issued to shareholders in payment of distributions declared	25,780	25,780	10,907	10,907
Shares redeemed	(13,882,881)	(13,882,881)	(10,569,974)	(10,569,974)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(372,231)	$(372,231)	2,070,280	$2,070,280

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	37,947,574	$37,947,574	71,161,783	$71,161,783
Shares issued to shareholders in payment of distributions declared	65,221	65,221	7,633	7,633
Shares redeemed	(45,554,009)	(45,554,009)	(74,532,819)	(74,532,819)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,541,214)	$(7,541,214)	(3,363,403)	$(3,363,403)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	77,910,509	$77,910,509	157,890,371	$157,890,371
Shares issued to shareholders in payment of distributions declared	386,402	386,402	279,804	279,804
Shares redeemed	(69,671,694)	(69,671,694)	(98,617,090)	(98,617,090)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,625,217	$8,625,217	59,553,085	$59,553,085
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	93,284,008	$93,284,008	143,504,632	$143,504,632
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser voluntarily waived $581,995 of its fee and reimbursed $130,853 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$8,465	$(2,116)
Cash Series Shares	139,195	(23,199)
TOTAL	$147,660	$(25,315)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $356 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $104 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $264,455,000 and $226,120,000 respectively.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 59.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.4% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.10	$1.39
Service Shares	$1,000	$1,003.90	$2.63
Cash II Shares	$1,000	$1,003.10	$3.38
Cash Series Shares	$1,000	$1,001.40	$5.11
Capital Shares	$1,000	$1,004.60	$1.89
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.40	$1.40
Service Shares	$1,000	$1,022.20	$2.66
Cash II Shares	$1,000	$1,021.40	$3.41
Cash Series Shares	$1,000	$1,019.70	$5.16
Capital Shares	$1,000	$1,022.90	$1.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.28%
Service Shares	0.53%
Cash II Shares	0.68%
Cash Series Shares	1.03%
Capital Shares	0.38%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
federated california municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
Semi-Annual Shareholder Report

the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Wealth | CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.2%
Municipal Notes	8.9%
Commercial Paper	22.6%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.0%
8-30 Days	5.9%
31-90 Days	18.5%
91-180 Days	8.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		California—99.7%
$2,265,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs (Comerica Bank LOC), 1.780%, 5/3/2018	$2,265,000
1,005,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs (Comerica Bank LOC), 1.860%, 5/3/2018	1,005,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.850%, 5/3/2018	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	9,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	3,320,000
6,005,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.800%, 5/3/2018	6,005,000
5,845,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs (FHLB of San Francisco LOC), 1.800%, 5/3/2018	5,845,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs (Comerica Bank LOC), 1.820%, 5/3/2018	6,575,000
12,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs (FHLB of San Francisco LOC), 1.800%, 5/3/2018	12,200,000
10,965,000		California Health Facilities Financing Authority (Children's Hospital of Orange County), (Series 2009D) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.630%, 5/2/2018	10,965,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.910%, 5/3/2018	35,000,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs (TD Bank, N.A. LIQ), 1.790%, 5/3/2018	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Bank of America N.A. LIQ), 1.790%, 5/3/2018	4,180,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.760%, 5/3/2018	$8,625,000
4,700,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (Series 2017-XF2408) Weekly VRDNs (Citibank NA, New York LIQ), 1.760%, 5/3/2018	4,700,000
420,000		California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.), (Series 2009A) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.450%, 5/1/2018	420,000
2,950,000		California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.), (Series 2009B) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.450%, 5/1/2018	2,950,000
10,070,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs (FHLB of San Francisco LOC), 1.850%, 5/1/2018	10,070,000
3,955,000		California Infrastructure & Economic Development Bank (Tobinworld), (Series 2007A) Weekly VRDNs (Comerica Bank LOC), 1.820%, 5/3/2018	3,955,000
1,910,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.800%, 5/3/2018	1,910,000
1,120,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs (Comerica Bank LOC), 1.860%, 5/2/2018	1,120,000
1,800,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series C) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.450%, 5/1/2018	1,800,000
3,300,000		California State University Institute, (Series A), 1.23% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 6/5/2018	3,300,000
3,000,000		California State University Institute, (Series A), 1.32% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/9/2018	3,000,000
2,300,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs (Comerica Bank LOC), 1.780%, 5/3/2018	2,300,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), 1.82% CP, Mandatory Tender 9/12/2018	5,045,000
5,950,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), 1.20% CP, Mandatory Tender 7/17/2018	5,950,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.20% CP, Mandatory Tender 7/11/2018	6,230,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.82% CP, Mandatory Tender 9/12/2018	15,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), 1.30% CP, Mandatory Tender 8/1/2018	10,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.29% CP, Mandatory Tender 5/15/2018	$10,000,000
9,300,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.46% CP, Mandatory Tender 6/7/2018	9,300,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), 1.80% CP, Mandatory Tender 8/14/2018	10,000,000
5,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 C-1) Weekly VRDNs, 1.750%, 5/2/2018	5,500,000
6,610,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs (Comerica Bank LOC), 1.780%, 5/3/2018	6,610,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs (FHLMC LOC), 1.830%, 5/3/2018	5,600,000
10,060,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 1.85% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 5/1/2018	10,060,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.850%, 5/3/2018	7,500,000
9,915,000		East Side, CA Union High School District, Stage Trust (Series 2011-120C), 1.98% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	9,915,000
3,200,000		Elk Grove, CA USD, Solar Eclipse (Series 2017-0033) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	3,200,000
4,625,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	4,625,000
600,000		Fairfield-Suisun, CA USD, Solar Eclipse (Series 2016-0002) Daily VRDNs (U.S. Bank, N.A. LIQ), 1.680%, 5/1/2018	600,000
17,900,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.850%, 5/3/2018	17,900,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 1.770%, 5/3/2018	22,060,000
10,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 1.680%, 5/3/2018	10,300,000
1,850,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.800%, 5/3/2018	1,850,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,100,000		Huntington Beach, CA City School District, Solar Eclipse (Series 2017-0029) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	$3,100,000
3,590,000		Imperial Irrigation District, CA, Tender Option Bond Trust Receipts (Series 2018-XM0611) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 5/3/2018	3,590,000
25,000,000		Irvine, CA USD Community Facilities District No. 09-1, (Series 2014 B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.710%, 5/2/2018	25,000,000
7,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 1.40% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 5/4/2018	7,000,000
11,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series B), 1.25% CP (U.S. Bank, N.A. LOC), Mandatory Tender 5/1/2018	11,000,000
3,300,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2017-XF0570) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.780%, 5/3/2018	3,300,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	3,000,000
5,000,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-ZM0590) Weekly VRDNs (Bank of America N.A. LIQ), 1.780%, 5/3/2018	5,000,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.820%, 5/3/2018	6,670,000
3,400,000		Newhall, CA School District (School Facilities Improvement District No. 2011-1), Solar Eclipse, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/28/2018	3,400,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 1.800%, 5/3/2018	10,000,000
2,495,287		Oakland, CA, Solar Eclipse (Series 2017-0046) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	2,495,287
9,290,000		Oroville, CA Hospital Revenue (Oroville Hospital), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.820%, 5/3/2018	9,290,000
5,000,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs (TD Bank, N.A. LIQ), 1.800%, 5/3/2018	5,000,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs (Build America Mutual Assurance INS)/(Citibank NA, New York LIQ), 1.850%, 5/3/2018	17,690,000
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5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$1,900,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.830%, 5/3/2018	$1,900,000
12,500,000		San Francisco, CA City & County Airport Commission, (Series B-4), 1.24% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 5/10/2018	12,500,000
9,945,000		San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 1.98% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	9,945,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs (TD Bank, N.A. LIQ), 1.760%, 5/3/2018	3,330,000
5,400,000		School Project For Utility Rate Reduction, CA, 1.50% RANs, 8/1/2018	5,400,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	8,490,000
10,000,000		University of California (The Regents of), (Series A), 1.15% CP, Mandatory Tender 5/3/2018	10,000,000
6,000,000		University of California (The Regents of), (Series A), 1.38% CP, Mandatory Tender 7/11/2018	6,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs (TD Bank, N.A. LIQ), 1.760%, 5/3/2018	2,675,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	5,685,000
10,000,000		Ventura County, CA, 4.00% TRANs, 7/2/2018	10,047,091
2,055,000		West Covina, CA Public Financing Authority (West Covina, CA), (Series 2013A) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.800%, 5/3/2018	2,055,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.820%, 5/3/2018	13,585,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	548,857,378
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	1,571,874
		TOTAL NET ASSETS—100%	$550,429,252
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
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6

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.006)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.51%	0.56%	0.49%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.28%	0.18%[4]	0.08%	0.09%	0.16%
Net investment income	1.00%[3]	0.58%	0.12%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.23%[3]	0.29%	0.39%	0.51%	0.53%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$263,399	$156,974	$54,046	$147,528	$119,823	$156,765
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$548,857,378
Cash		23,166
Income receivable		1,803,629
Receivable for shares sold		131,792
TOTAL ASSETS		550,815,965
Liabilities:
Payable for shares redeemed	$119,610
Income distribution payable	61,077
Payable to adviser (Note 4)	2,042
Payable for administrative fees (Note 4)	1,207
Payable for transfer agent fee	34,686
Payable for portfolio accounting fees	74,749
Payable for distribution services fee (Note 4)	19,561
Payable for other service fees (Note 4)	46,163
Payable for share registration costs	26,375
Accrued expenses (Note 4)	1,243
TOTAL LIABILITIES		386,713
Net assets for 550,425,727 shares outstanding		$550,429,252
Net Assets Consist of:
Paid-in capital		$550,425,692
Distributions in excess of net realized gains		(8)
Undistributed net investment income		3,568
TOTAL NET ASSETS		$550,429,252
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$263,398,737 ÷ 263,397,050 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$136,982,351 ÷ 136,981,474 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$7,867,708 ÷ 7,867,657 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$44,196,670 ÷ 44,196,387 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$97,983,786 ÷ 97,983,159 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$3,133,579
Expenses:
Investment adviser fee (Note 4)		$896,114
Administrative fee (Note 4)		197,117
Custodian fees		9,602
Transfer agent fee (Note 2)		141,872
Directors'/Trustees' fees (Note 4)		1,967
Auditing fees		10,781
Legal fees		8,640
Portfolio accounting fees		78,338
Distribution services fee (Note 4)		147,660
Other service fees (Notes 2 and 4)		294,235
Share registration costs		48,929
Printing and postage		16,753
Miscellaneous (Note 4)		4,939
TOTAL EXPENSES		1,856,947
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(581,995)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(158,078)
TOTAL WAIVERS AND REIMBURSEMENT		(740,073)
Net expenses			1,116,874
Net investment income			2,016,705
Change in net assets resulting from operations			$2,016,705
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,016,705	$1,404,716
Net realized gain	—	121,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,016,705	1,526,063
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	—	(1,138)
Wealth Shares	(1,027,223)	(644,411)
Service Shares	(540,356)	(449,704)
Cash II Shares	(24,316)	(10,720)
Cash Series Shares	(54,322)	(5,620)
Capital Shares	(370,128)	(290,235)
Distributions from net realized gain
Investment Shares	—	(148)
Wealth Shares	(48,263)	(3,054)
Service Shares	(37,929)	(6,375)
Cash II Shares	(2,090)	(257)
Cash Series Shares	(11,718)	(2,200)
Capital Shares	(21,352)	(1,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,137,697)	(1,415,051)
Share Transactions:
Proceeds from sale of shares	646,581,716	837,355,645
Net asset value of shares issued to shareholders in payment of distributions declared	1,810,412	1,100,707
Cost of shares redeemed	(555,108,120)	(694,951,720)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	93,284,008	143,504,632
Change in net assets	93,163,016	143,615,644
Net Assets:
Beginning of period	457,266,236	313,650,592
End of period (including undistributed net investment income of $3,568 and $3,208, respectively)	$550,429,252	$457,266,236
See Notes which are an integral part of the Financial Statements
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12

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. On October 27, 2017, the Fund's Investment Shares merged into the Fund's Cash II Shares. The financial highlights of the Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing
Semi-Annual Shareholder Report
13

the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $740,073 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$3,963	$—
Service Shares	62,698	(59,850)
Cash II Shares	4,314	(4,151)
Cash Series Shares	26,156	(25,264)
Capital Shares	44,741	(41,588)
TOTAL	$141,872	$(130,853)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Semi-Annual Shareholder Report
14

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$184,996	$—
Cash II Shares	10,581	—
Cash Series Shares	57,998	(1,910)
Capital Shares	40,660	—
TOTAL	$294,235	$(1,910)
For the six months ended April 30, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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15

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,521,019	$7,521,019
Shares issued to shareholders in payment of distributions declared	—	—	1,151	1,151
Shares redeemed	—	—	(12,848,322)	(12,848,322)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	—	$—	(5,326,152)	$(5,326,152)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	385,828,043	$385,828,043	331,095,775	$331,095,775
Shares issued to shareholders in payment of distributions declared	866,154	866,154	440,380	440,380
Shares redeemed	(280,228,155)	(280,228,155)	(228,649,293)	(228,649,293)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	106,466,042	$106,466,042	102,886,862	$102,886,862

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	131,410,720	$131,410,720	257,057,350	$257,057,350
Shares issued to shareholders in payment of distributions declared	466,855	466,855	360,832	360,832
Shares redeemed	(145,771,381)	(145,771,381)	(269,734,222)	(269,734,222)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,893,806)	$(13,893,806)	(12,316,040)	$ (12,316,040)
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16

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	13,484,870	$13,484,870	12,629,347	$12,629,347
Shares issued to shareholders in payment of distributions declared	25,780	25,780	10,907	10,907
Shares redeemed	(13,882,881)	(13,882,881)	(10,569,974)	(10,569,974)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(372,231)	$(372,231)	2,070,280	$2,070,280

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	37,947,574	$37,947,574	71,161,783	$71,161,783
Shares issued to shareholders in payment of distributions declared	65,221	65,221	7,633	7,633
Shares redeemed	(45,554,009)	(45,554,009)	(74,532,819)	(74,532,819)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,541,214)	$(7,541,214)	(3,363,403)	$(3,363,403)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	77,910,509	$77,910,509	157,890,371	$157,890,371
Shares issued to shareholders in payment of distributions declared	386,402	386,402	279,804	279,804
Shares redeemed	(69,671,694)	(69,671,694)	(98,617,090)	(98,617,090)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,625,217	$8,625,217	59,553,085	$59,553,085
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	93,284,008	$93,284,008	143,504,632	$143,504,632
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser voluntarily waived $581,995 of its fee and reimbursed $130,853 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$8,465	$(2,116)
Cash Series Shares	139,195	(23,199)
TOTAL	$147,660	$(25,315)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $356 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $104 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $264,455,000 and $226,120,000 respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 59.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.4% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,005.10	$1.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.40	$1.40
1	Expenses are equal to the Fund's annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
federated california municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	99.5%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.5%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.5%
		Alabama—9.0%
$5,800,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs (FNMA LOC), 1.790%, 5/3/2018	$5,800,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs (Nordea Bank AB LOC), 1.800%, 5/3/2018	8,000,000
5,775,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs (FHLB of Dallas LOC), 1.800%, 5/3/2018	5,775,000
13,025,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.780%, 5/3/2018	13,025,000
4,750,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.730%, 5/2/2018	4,750,000
4,400,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011I: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.780%, 5/3/2018	4,400,000
13,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.780%, 5/3/2018	13,000,000
16,120,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (FHLB of Atlanta LOC), 1.800%, 5/3/2018	16,120,000
		TOTAL	70,870,000
		Arizona—4.8%
3,445,000		Arizona Health Facilities Authority (Banner Health), (Series 2015C) Daily VRDNs (Bank of America N.A. LOC), 1.530%, 5/1/2018	3,445,000
30,000,000		Maricopa County, AZ, IDA (Banner Health), (Series 2017D) Weekly VRDNs, 1.730%, 5/2/2018	30,000,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs (CoBank, ACB LOC), 1.820%, 5/3/2018	4,000,000
		TOTAL	37,445,000
		Connecticut—3.0%
4,505,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	4,505,000
3,800,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs (Bank of America N.A. LOC), 1.760%, 5/3/2018	3,800,000
6,765,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	6,765,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—continued
$4,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 1.750%, 5/3/2018	$4,200,000
4,575,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	4,575,000
		TOTAL	23,845,000
		Florida—4.7%
5,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs (TD Bank, N.A. LOC), 1.800%, 5/3/2018	5,310,000
9,750,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.820%, 5/2/2018	9,750,000
4,650,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.750%, 5/3/2018	4,650,000
17,405,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.770%, 5/3/2018	17,405,000
		TOTAL	37,115,000
		Georgia—2.4%
2,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.870%, 5/3/2018	2,000,000
15,000,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.800%, 5/2/2018	15,000,000
2,100,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-1) Weekly VRDNs, 1.690%, 5/3/2018	2,100,000
		TOTAL	19,100,000
		Illinois—7.4%
2,500,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.730%, 5/2/2018	2,500,000
7,500,000		Illinois Finance Authority (Advocate Health Care Network), (Series 2008C-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.730%, 5/2/2018	7,500,000
3,450,000		Illinois Finance Authority (Carle Foundation), (Series 2009C) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.760%, 5/3/2018	3,450,000
3,200,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.760%, 5/3/2018	3,200,000
2,000,000		Illinois Finance Authority (Chicago Horticultural Society), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.730%, 5/2/2018	2,000,000
10,020,000		Illinois Finance Authority (OSF Health Care Systems), (Series 2007E) Weekly VRDNs (Barclays Bank PLC LOC), 1.750%, 5/3/2018	10,020,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$23,000,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs (Bank of America N.A. LOC), 1.730%, 5/3/2018	$23,000,000
6,495,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.750%, 5/3/2018	6,495,000
		TOTAL	58,165,000
		Indiana—1.9%
5,615,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs (FNMA LOC), 1.860%, 5/4/2018	5,615,000
9,010,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.810%, 5/3/2018	9,010,000
		TOTAL	14,625,000
		Iowa—3.5%
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.780%, 5/3/2018	27,100,000
		Kansas—0.7%
5,150,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs (Mizuho Bank Ltd. LOC), 1.850%, 5/2/2018	5,150,000
		Louisiana—2.9%
3,810,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.840%, 5/2/2018	3,810,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.840%, 5/2/2018	3,350,000
11,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 1.790%, 5/2/2018	11,000,000
4,725,000		New Orleans, LA IDB (521 Tchoupitoulas Street LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (FHLB of Dallas LOC), 1.800%, 5/3/2018	4,725,000
		TOTAL	22,885,000
		Maryland—0.1%
775,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs (Bank of America N.A. LOC), 1.840%, 5/3/2018	775,000
		Massachusetts—3.4%
14,925,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2014) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	14,925,000
6,235,000		Massachusetts HEFA (CIL Realty of Massachusetts), (Series 2009) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	6,235,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$5,570,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs (Bank of America N.A. LOC), 1.790%, 5/3/2018	$5,570,000
		TOTAL	26,730,000
		Michigan—5.1%
12,730,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.770%, 5/2/2018	12,730,000
5,240,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 1.770%, 5/3/2018	5,240,000
4,100,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.770%, 5/3/2018	4,100,000
13,550,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.840%, 5/3/2018	13,550,000
4,365,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.840%, 5/3/2018	4,365,000
		TOTAL	39,985,000
		Minnesota—2.7%
2,725,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.740%, 5/3/2018	2,725,000
8,120,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 1.770%, 5/3/2018	8,120,000
1,600,000		Minnesota State Higher Education Facility Authority (Augsburg College), (Series Six-J2) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.840%, 5/3/2018	1,600,000
3,700,000		Roseville, MN (Eaglecrest Senior Housing, LLC), (Series 2009) Weekly VRDNs (FHLMC LOC), 1.740%, 5/3/2018	3,700,000
4,650,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.830%, 5/3/2018	4,650,000
		TOTAL	20,795,000
		Multi-State—4.1%
12,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.840%, 5/3/2018	12,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 5-1000) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 1.850%, 5/3/2018	20,000,000
		TOTAL	32,100,000
		Nebraska—0.3%
950,000		Douglas County, NE Hospital Authority No. 001 (Florence Home), (Series 2002) Weekly VRDNs (U.S. Bank, N.A. LOC), 2.000%, 5/3/2018	950,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nebraska—continued
$1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 1.780%, 5/3/2018	$1,400,000
		TOTAL	2,350,000
		Nevada—2.0%
150,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.790%, 5/2/2018	150,000
15,200,000		Reno, NV, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2008A) Daily VRDNs (Bank of New York Mellon LOC), 1.710%, 5/1/2018	15,200,000
		TOTAL	15,350,000
		New York—13.5%
2,320,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	2,320,000
3,020,000		New York City Housing Development Corp. (West 26th Street Development), (Series 2011B) Weekly VRDNs (FHLMC LOC), 1.750%, 5/3/2018	3,020,000
11,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.750%, 5/3/2018	11,000,000
5,000,000		New York City, NY Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.560%, 5/1/2018	5,000,000
2,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.620%, 5/1/2018	2,900,000
23,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.590%, 5/1/2018	23,500,000
3,500,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 1.520%, 5/1/2018	3,500,000
11,700,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (TD Bank, N.A. LOC), 1.590%, 5/1/2018	11,700,000
8,850,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.730%, 5/3/2018	8,850,000
7,000,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.550%, 5/1/2018	7,000,000
3,300,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 5/1/2018	3,300,000
5,600,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs (FNMA LOC), 1.810%, 5/2/2018	5,600,000
4,100,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.590%, 5/1/2018	4,100,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$6,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.770%, 5/3/2018	$6,000,000
8,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.590%, 5/1/2018	8,000,000
		TOTAL	105,790,000
		North Carolina—1.5%
1,985,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.740%, 5/3/2018	1,985,000
10,050,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.530%, 5/1/2018	10,050,000
		TOTAL	12,035,000
		North Dakota—2.5%
20,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.840%, 5/2/2018	20,000,000
		Ohio—2.8%
5,000,000		Hamilton County, OH Hospital Facilities Authority (Cincinnati Children's Hospital Medical Center), (Series 2018AA) Weekly VRDNs, 1.740%, 5/3/2018	5,000,000
3,700,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.760%, 5/3/2018	3,700,000
1,245,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.760%, 5/3/2018	1,245,000
6,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs (Bank of New York Mellon LIQ), 1.610%, 5/1/2018	6,000,000
5,945,000		Ohio Water Development Authority, (Series 2016A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 1.710%, 5/2/2018	5,945,000
		TOTAL	21,890,000
		Oklahoma—0.5%
4,055,000		Oklahoma State Industrial Authority (American Cancer Society, Inc.), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.800%, 5/3/2018	4,055,000
		Pennsylvania—9.0%
8,300,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.770%, 5/3/2018	8,300,000
8,000,000		Delaware River Port Authority Revenue, (Series 2010B) Weekly VRDNs (Barclays Bank PLC LOC), 1.740%, 5/3/2018	8,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$7,665,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.760%, 5/2/2018	$7,665,000
900,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.760%, 5/3/2018	900,000
2,700,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.740%, 5/3/2018	2,700,000
10,725,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.770%, 5/3/2018	10,725,000
3,350,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 1.760%, 5/3/2018	3,350,000
26,350,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.820%, 5/3/2018	26,350,000
2,750,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.760%, 5/3/2018	2,750,000
		TOTAL	70,740,000
		Tennessee—0.8%
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 1.820%, 5/2/2018	6,400,000
		Texas—6.2%
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.840%, 5/3/2018	2,800,000
26,505,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.620%, 5/1/2018	26,505,000
5,030,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.620%, 5/1/2018	5,030,000
14,685,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.800%, 5/3/2018	14,685,000
		TOTAL	49,020,000
		Utah—0.3%
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.820%, 5/3/2018	2,000,000
		Virginia—0.3%
1,000,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.740%, 5/2/2018	1,000,000
1,600,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 1.740%, 5/2/2018	1,600,000
		TOTAL	2,600,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—0.6%
$4,830,000		Washington State EDFA (CleanScapes, Inc.), (Series 2009) Weekly VRDNs (Bank of America N.A. LOC), 1.810%, 5/2/2018	$4,830,000
		West Virginia—2.4%
2,825,000		Cabell County, WV (Provident Group-Marshall Properties, LLC), (Series 2010A) Weekly VRDNs (Bank of America N.A. LOC), 1.800%, 5/3/2018	2,825,000
15,735,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.760%, 5/3/2018	15,735,000
		TOTAL	18,560,000
		Wisconsin—1.1%
8,325,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (AgriBank FCB LOC), 1.800%, 5/3/2018	8,325,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (AT IDENTIFIED COST)[2]	780,630,000
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	4,200,339
		TOTAL NET ASSETS—100%	$784,830,339
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized level 2 inputs, in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0053	0.0059	0.0020
Net realized gain (loss)	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0053	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0053)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000
Total Return[2]	0.53%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%[3]
Net investment income	1.09%[3]	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.19%[3]	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$400,774	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0056	0.0064	0.0020	—	—	—
Net realized gain (loss)	—	—	(0.0000)[1]	0.000[2]	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0056	0.0064	0.0020	0.000[2]	—	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0056)	(0.0064)	(0.0020)	—	—	—
Distributions from net realized gain	—	—	(0.0000)[1]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0056)	(0.0064)	(0.0020)	—	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.00	$1.00	$1.00
Total Return[3]	0.56%	0.64%	0.25%	0.00%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.15%	0.14%	0.12%	0.16%	0.21%
Net investment income	1.14%[5]	0.65%	0.26%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.19%[5]	0.20%	0.36%	0.61%	0.55%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$384,056	$254,460	$155,223	$59,784	$52,973	$66,331
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at identified cost and fair value		$780,630,000
Cash		2,514,825
Income receivable		1,101,804
Receivable for shares sold		1,130,940
TOTAL ASSETS		785,377,569
Liabilities:
Payable for shares redeemed	$47,934
Income distribution payable	396,757
Payable to adviser (Note 5)	414
Payable for administrative fees (Note 5)	1,719
Payable for portfolio accounting fees	74,758
Payable for other service fees (Note 2)	13,577
Accrued expenses (Note 5)	12,071
TOTAL LIABILITIES		547,230
Net assets for 784,830,166 shares outstanding		$784,830,339
Net Assets Consist of:
Paid-in capital		$784,830,166
Accumulated net realized loss		(36)
Undistributed net investment income		209
TOTAL NET ASSETS		$784,830,339
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$400,774,337 ÷ 400,774,606 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$384,056,002 ÷ 384,055,560 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest		$4,121,970
Expenses:
Investment adviser fee (Note 5)	$637,010
Administrative fee (Note 5)	255,276
Custodian fees	12,258
Transfer agent fee	22,712
Directors'/Trustees' fees (Note 5)	2,536
Auditing fees	9,913
Legal fees	3,849
Portfolio accounting fees	82,508
Other service fees (Notes 2)	83,775
Share registration costs	41,079
Printing and postage	9,356
Miscellaneous (Note 5)	20,279
TOTAL EXPENSES	1,180,551
Waiver:
Waiver of investment adviser fee (Note 5)	(603,411)
Net expenses		577,140
Net investment income		3,544,830
Change in net assets resulting from operations		$3,544,830
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,544,830	$3,369,948
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,544,830	3,369,948
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,826,456)	(1,750,265)
Premier Shares	(1,718,323)	(1,619,278)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,544,779)	(3,369,543)
Share Transactions:
Proceeds from sale of shares	1,131,852,630	1,539,659,130
Net asset value of shares issued to shareholders in payment of distributions declared	1,990,480	1,538,326
Cost of shares redeemed	(904,740,509)	(1,371,852,359)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	229,102,601	169,345,097
Change in net assets	229,102,652	169,345,502
Net Assets:
Beginning of period	555,727,687	386,382,185
End of period (including undistributed net investment income of $209 and $158, respectively)	$784,830,339	$555,727,687
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals, and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Premier Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver of $603,411 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$83,775
For the six months ended April 30, 2018, the Fund's Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	389,255,940	$389,255,940	424,907,715	$424,907,715
Shares issued to shareholders in payment of distributions declared	776,815	776,815	469,344	469,344
Shares redeemed	(290,526,460)	(290,526,460)	(355,267,713)	(355,267,713)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	99,506,295	$99,506,295	70,109,346	$70,109,346

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	742,596,690	$742,596,690	1,114,751,415	$1,114,751,415
Shares issued to shareholders in payment of distributions declared	1,213,665	1,213,665	1,068,982	1,068,982
Shares redeemed	(614,214,049)	(614,214,049)	(1,016,584,646)	(1,016,584,646)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	129,596,306	$129,596,306	99,235,751	$99,235,751
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	229,102,601	229,102,601	169,345,097	169,345,097
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4. FEDERAL TAX INFORMATION
At October 31, 2017, the Fund had a capital loss carryforward of $36 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser voluntarily waived $603,411 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $395,575,000 and $273,170,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,005.30	$0.99
Premier Shares	$1,000	$1,005.60	$0.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Premier Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2017
federated institutional tax-free cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was at the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance date with respect the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report
28

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Ticker GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.3%
Municipal Notes	15.5%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.8%
8-30 Days	2.2%
31-90 Days	10.8%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.8%
		Georgia—99.8%
$3,400,000		Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.770%, 5/3/2018	$3,400,000
5,250,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	5,250,000
4,850,000		Atlanta, GA, Urban Residential Finance Authority (West End Housing Development), (Series 1995) Weekly VRDNs (FNMA LOC), 1.860%, 5/3/2018	4,850,000
5,400,000		Bulloch County, GA Development Authority (Apogee Enterprises, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.930%, 5/3/2018	5,400,000
1,000,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 1.670%, 5/1/2018	1,000,000
14,650,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.700%, 5/1/2018	14,650,000
1,455,000		Burke County, GA Development Authority (Georgia Power Co.), PCR (Series 1992) Daily VRDNs, 1.700%, 5/1/2018	1,455,000
3,540,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.830%, 5/2/2018	3,540,000
7,400,000		Cobb County, GA Housing Authority (Highland Ridge Partners LP), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.790%, 5/3/2018	7,400,000
10,300,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.820%, 5/2/2018	10,300,000
4,855,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	4,855,000
8,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.870%, 5/3/2018	8,000,000
3,425,000		Dalton-Whitfield County, GA Joint Development Authority (Hamilton Health Care System Obligated Group), CDI Net Liquidity (2018-ZM0577) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.800%, 5/3/2018	3,425,000
1,650,000		DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 1.800%, 5/2/2018	1,650,000
1,035,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.870%, 5/3/2018	1,035,000
8,500,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.800%, 5/2/2018	8,500,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,000,000		Fulton County, GA Development Authority (Donnellan School, Inc.), (Series 2000) Weekly VRDNs (Bank of New York Mellon LOC), 1.810%, 5/3/2018	$1,000,000
9,380,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.93% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	9,380,000
3,075,000		Georgia State Road and Tollway Authority, (Series B), 5.00% Bonds, 6/1/2018	3,084,315
2,400,000		Glynn-Brunswick, GA Hospital Authority (Southeast Georgia Health System, Inc.), (Series 2008) Weekly VRDNs (TD Bank, N.A. LOC), 1.720%, 5/3/2018	2,400,000
1,245,000		Heard County, GA Development Authority (Oglethorpe Power Corp.), (Series 2009A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.730%, 5/2/2018	1,245,000
16,865,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	16,865,000
4,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.85% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 6/1/2018	4,410,000
5,285,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.85% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 6/1/2018	5,285,000
4,535,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/17/2018	4,535,000
3,995,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.710%, 5/1/2018	3,995,000
2,750,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 1.670%, 5/1/2018	2,750,000
10,430,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.730%, 5/2/2018	10,430,000
4,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs (Bank of Montreal LOC), 1.780%, 5/2/2018	4,500,000
3,000,000		Municipal Electric Authority of Georgia, (Series 1985C) General Resolution Weekly VRDNs (TD Bank, N.A. LOC), 1.740%, 5/2/2018	3,000,000
5,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs (Bank of America N.A. LOC), 1.790%, 5/3/2018	5,000,000
5,065,000		Paulding County, GA, Solar Eclipse (Series 2017-0060), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/3/2018	5,065,000
730,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-1) Weekly VRDNs, 1.690%, 5/3/2018	730,000
4,500,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-1) Weekly VRDNs, 1.730%, 5/3/2018	4,500,000
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3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.820%, 5/2/2018	$1,000,000
1,430,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 1.830%, 5/2/2018	1,430,000
8,850,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.850%, 5/2/2018	8,850,000
1,400,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 5/2/2018	1,400,000
5,665,000		Savannah, GA Housing Authority (Bradley Pointe Apartments), (Series 2003) Weekly VRDNs (KeyBank, N.A. LOC), 1.920%, 5/3/2018	5,665,000
3,305,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.790%, 5/3/2018	3,305,000
10,350,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.900%, 5/3/2018	10,350,000
		TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[2]	204,884,315
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	361,011
		TOTAL NET ASSETS—100%	$205,245,326
Securities that are subject to the federal alternative minimum tax (AMT) represent 47.2% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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4

In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.40%	0.35%	0.11%	0.01%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.53%	0.32%[4]	0.12%	0.13%	0.19%
Net investment income	0.80%[3]	0.35%	0.05%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.35%[3]	0.44%	0.64%	0.79%	0.78%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,245	$156,551	$98,313	$168,721	$180,311	$196,010
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$204,884,315
Cash		4,357
Income receivable		442,008
Receivable for shares sold		707,060
TOTAL ASSETS		206,037,740
Liabilities:
Payable for shares redeemed	$694,413
Payable for administrative fees (Note 4)	450
Payable for portfolio accounting fees	37,404
Payable for other service fees (Note 2)	42,288
Accrued expenses (Note 4)	17,859
TOTAL LIABILITIES		792,414
Net assets for 205,244,824 shares outstanding		$205,245,326
Net Assets Consist of:
Paid-in capital		$205,244,824
Undistributed net investment income		502
TOTAL NET ASSETS		$205,245,326
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$205,245,326 ÷ 205,244,824 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest		$1,335,215
Expenses:
Investment adviser fee (Note 4)	$365,250
Administrative fee (Note 4)	80,191
Custodian fees	3,862
Transfer agent fee	93,826
Directors'/Trustees' fees (Note 4)	817
Auditing fees	9,913
Legal fees	3,966
Portfolio accounting fees	39,534
Other service fees (Note 2)	250,024
Share registration costs	26,945
Printing and postage	11,808
Miscellaneous (Note 4)	2,500
TOTAL EXPENSES	888,636
Waiver of investment adviser fee (Note 4)	(353,473)
Net expenses		535,163
Net investment income		800,052
Change in net assets resulting from operations		$800,052
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$800,052	$423,288
Net realized gain	—	16,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	800,052	439,760
Distributions to Shareholders:
Distributions from net investment income	(799,644)	(423,243)
Distributions from net realized gain	(16,472)	(5,821)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(816,116)	(429,064)
Share Transactions:
Proceeds from sale of shares	228,530,949	258,691,331
Net asset value of shares issued to shareholders in payment of distributions declared	814,362	427,833
Cost of shares redeemed	(180,635,126)	(200,891,361)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	48,710,185	58,227,803
Change in net assets	48,694,121	58,238,499
Net Assets:
Beginning of period	156,551,205	98,312,706
End of period (including undistributed net investment income of $502 and $94, respectively)	$205,245,326	$156,551,205
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
Semi-Annual Shareholder Report
10

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $353,473 is disclosed in Note 4.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2018	Year Ended 10/31/2017
Shares sold	228,530,949	258,691,331
Shares issued to shareholders in payment of distributions declared	814,362	427,833
Shares redeemed	(180,635,126)	(200,891,361)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	48,710,185	58,227,803
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $353,473 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $85,805,000 and $71,530,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 62.4% of the securities in the portfolio of
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investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 15.5% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,004.00	$2.63
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.20	$2.66
1	Expenses are equal to the Fund's annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Georgia municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
G01478-01 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	61.2%
Municipal Notes	28.4%
Commercial Paper	10.1%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	61.2%
8-30 Days	21.3%
31-90 Days	6.9%
91-180 Days	8.5%
181 Days or more	1.8%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Massachusetts—99.7%
$4,515,000		Berlin-Boylston, MA Regional School District, 2.00% BANs, 5/17/2018	$4,516,584
4,275,000		Billerica, MA, Solar Eclipse (2017-0027), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/10/2018	4,275,000
1,000,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs (Citibank NA, New York LIQ), 1.670%, 5/3/2018	1,000,000
2,880,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.93% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 6/7/2018	2,880,000
3,600,000		Gloucester, MA, 2.00% BANs, 9/21/2018	3,609,487
1,427,000		Leicester, MA, 2.50% BANs, 2/15/2019	1,437,601
6,700,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.790%, 5/3/2018	6,700,000
3,000,000		Massachusetts Development Finance Agency (Boston University), (Series U-6C) Daily VRDNs (TD Bank, N.A. LOC), 1.530%, 5/1/2018	3,000,000
3,890,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.790%, 5/3/2018	3,890,000
3,687,000		Massachusetts Development Finance Agency, (Issue 4), 1.40% CP (FHLB of Boston LOC), Mandatory Tender 5/17/2018	3,687,000
645,000		Massachusetts HEFA (Boston University), (Series 1985H) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.750%, 5/2/2018	645,000
700,000		Massachusetts HEFA (Harvard University), (Series Y) Weekly VRDNs, 1.730%, 5/3/2018	700,000
625,000		Massachusetts HEFA (Henry Heywood Memorial Hospital), (Series 2009C) Tranche 2 Daily VRDNs (TD Bank, N.A. LOC), 1.540%, 5/1/2018	625,000
2,000,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.73% CP, Mandatory Tender 5/17/2018	2,000,000
2,250,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.85% CP, Mandatory Tender 5/25/2018	2,250,000
1,625,000		Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 1.780%, 5/3/2018	1,625,000
1,800,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 1.770%, 5/3/2018	1,800,000
450,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 1.770%, 5/3/2018	450,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$575,000		Massachusetts State Development Finance Agency (Marine Biological Laboratory), (Series 2006) Weekly VRDNs (PNC Bank, N.A. LOC), 1.750%, 5/3/2018	$575,000
3,850,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.730%, 5/3/2018	3,850,000
5,985,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.840%, 5/2/2018	5,985,000
2,355,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007B) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.840%, 5/2/2018	2,355,000
500,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 1.510%, 5/1/2018	500,000
3,845,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	3,845,000
3,800,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs (Bank of America N.A. LOC), 1.790%, 5/3/2018	3,800,000
6,670,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 1.770%, 5/3/2018	6,670,000
2,500,000		Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C), 2.03% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	2,500,000
3,000,000		Randolph, MA, 2.50% BANs, 9/28/2018	3,012,840
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	78,183,512
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	223,636
		TOTAL NET ASSETS—100%	$78,407,148
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2018[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.004
Net realized gain (loss)	—
TOTAL FROM INVESTMENT OPERATIONS	0.004
Less Distributions:
Distributions from net investment income	(0.004)
Distributions from net realized gain	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.45%
Ratios to Average Net Assets:
Net expenses	0.35%[4]
Net investment income	0.83%[4]
Expense waiver/reimbursement[5]	0.35%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to April 30, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	0.25%	0.07%	0.05%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.61%[3]	0.61%	0.32%[4]	0.12%	0.13%	0.20%
Net investment income	0.65%[3]	0.20%	0.03%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.37%[3]	0.37%	0.57%	0.74%	0.70%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,434	$50,886	$71,785	$115,844	$151,956	$199,034
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.14%	0.05%	0.04%	0.05%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	0.81%	0.35%[4]	0.12%	0.13%	0.21%
Net investment income	0.27%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.57%[3]	0.77%	1.14%	1.35%	1.32%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,973	$42,818	$60,767	$80,123	$62,657	$60,291
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$78,183,512
Cash		80,628
Income receivable		264,638
Receivable for shares sold		2,000
TOTAL ASSETS		78,530,778
Liabilities:
Income distribution payable	$18,025
Payable to adviser (Note 4)	1,528
Payable for administrative fees (Note 4)	172
Payable for portfolio accounting fees	42,517
Payable for distribution services fee (Note 4)	14,373
Payable for other service fees (Notes 2 and 4)	16,978
Payable for share registration costs	25,257
Accrued expenses (Note 4)	4,780
TOTAL LIABILITIES		123,630
Net assets for 78,406,727 shares outstanding		$78,407,148
Net Assets Consist of:
Paid-in capital		$78,406,939
Undistributed net investment income		209
TOTAL NET ASSETS		$78,407,148
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$38,433,595 ÷ 38,433,389 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$39,973,453 ÷ 39,973,238 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$598,576
Expenses:
Investment adviser fee (Note 4)		$173,280
Administrative fee (Note 4)		37,681
Custodian fees		2,609
Transfer agent fee		27,796
Directors'/Trustees' fees (Note 4)		543
Auditing fees		11,054
Legal fees		5,639
Portfolio accounting fees		43,079
Distribution services fee (Note 4)		134,185
Other service fees (Notes 2 and 4)		117,187
Share registration costs		29,750
Printing and postage		11,589
Miscellaneous (Note 4)		2,859
TOTAL EXPENSES		597,251
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(171,018)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(47,610)
TOTAL WAIVERS AND REIMBURSEMENT		(218,628)
Net expenses			378,623
Net investment income			219,953
Change in net assets resulting from operations			$219,953
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$219,953	$122,730
Net realized gain	—	3,885
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	219,953	126,615
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(0)[1]	—
Service Shares	(160,652)	(117,160)
Cash Series Shares	(59,270)	(5,474)
Distributions from net realized gain
Wealth Shares	(0)[1]	—
Cash Series Shares	(1,836)	(22,383)
Service Shares	(2,048)	(27,605)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(223,806)	(172,622)
Share Transactions:
Proceeds from sale of shares	127,697,632	329,783,312
Net asset value of shares issued to shareholders in payment of distributions declared	123,523	85,126
Cost of shares redeemed	(143,113,668)	(368,670,879)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,292,513)	(38,802,441)
Change in net assets	(15,296,366)	(38,848,448)
Net Assets:
Beginning of period	93,703,514	132,551,962
End of period (including undistributed net investment income of $209 and $178, respectively)	$78,407,148	$93,703,514
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
The Fund commenced offering Wealth Shares on November 6, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
Semi-Annual Shareholder Report
11

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $218,628 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$61,277	$(1,820)	$—
Cash Series Shares	55,910	—	(1,809)
TOTAL	$117,187	$(1,820)	$(1,809)
For the six months ended April 30, 2018, the Fund's Wealth Shares did not incur other service fees.
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12

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 4/30/2018[1]		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	100	$100	—	$—
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13

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	52,359,592	$52,359,592	141,378,697	$141,378,697
Shares issued to shareholders in payment of distributions declared	62,605	62,605	57,323	57,323
Shares redeemed	(64,872,468)	(64,872,468)	(162,310,563)	(162,310,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,450,271)	$(12,450,271)	(20,874,543)	$(20,874,543)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	75,337,940	$75,337,940	188,404,615	$188,404,615
Shares issued to shareholders in payment of distributions declared	60,918	60,918	27,803	27,803
Shares redeemed	(78,241,200)	(78,241,200)	(206,360,316)	(206,360,316)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,842,342)	$(2,842,342)	(17,927,898)	$(17,927,898)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(15,292,513)	$(15,292,513)	(38,802,441)	$(38,802,441)
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to April 30, 2018.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $171,018 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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14

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$134,185	$(43,981)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $54,877 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $106 and reimbursed $1,820 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.36%, 0.61%, and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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15

Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $34,710,000 and $47,320,000 respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 39.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.7% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,004.50	$1.69[2]
Service Shares	$1,000	$1,003.40	$3.03
Cash Series Shares	$1,000	$1,001.40	$5.06
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.10	$1.76[2]
Service Shares	$1,000	$1,021.80	$3.06
Cash Series Shares	$1,000	$1,019.70	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.35%
Service Shares	0.61%
Cash Series Shares	1.02%
2	“Actual” expense information for the Fund's Wealth Shares is for the period from November 6, 2017 (date of initial investment) to April 30, 2018. Actual expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by 176/365 (to reflect the period from initial investment to April 30, 2018). “Hypothetical” expense information for Wealth Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated massachusetts municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919387
CUSIP 60934N518
CUSIP 608919882
1052806 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.4%
Municipal Notes	28.3%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	3.4%
31-90 Days	19.5%
91-180 Days	3.6%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.7%
		New York—100.7%
$4,600,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	$4,600,000
5,476,500		Batavia Town, NY, 2.75% BANs, 3/14/2019	5,516,133
3,900,000		Bayport-Bluepoint, NY Union Free School District, 2.00% TANs, 6/27/2018	3,903,917
4,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	4,004,493
3,000,000		Central Islip, NY Union Free School District, 2.00% BANs, 6/27/2018	3,002,351
1,695,428		Chemung County, NY, 2.25% BANs, 10/12/2018	1,701,812
2,909,000		Cold Spring, NY, 2.75% BANs, 5/10/2019	2,927,501
7,145,000		Dutchess County, NY IDA (Brookview, Inc.), (Series 2007) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	7,145,000
3,390,000		Dutchess County, NY Local Development Corporation (Health Quest Systems, Inc. Obligated Group), Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.790%, 5/3/2018	3,390,000
5,900,000		East Moriches, NY UFSD, 2.00% TANs, 6/27/2018	5,908,238
2,540,000		Elmira Heights, NY CSD, 2.25% BANs, 6/19/2018	2,543,536
2,000,000		Genesee Valley, NY CSD, 2.25% BANs, 8/29/2018	2,006,165
4,205,000		Heuvelton, NY CSD, 2.25% BANs, 6/28/2018	4,211,127
4,900,000		Lisbon, NY CSD, 2.25% BANs, 7/25/2018	4,909,562
2,645,000		Liverpool, NY CSD, 2.25% BANs, 6/28/2018	2,648,097
3,000,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	3,006,948
3,325,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.750%, 5/3/2018	3,325,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.790%, 5/3/2018	18,445,000
8,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates (2018-ZM0606) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.830%, 5/3/2018	8,500,000
2,715,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.830%, 5/3/2018	2,715,000
14,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.830%, 5/3/2018	14,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,895,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.900%, 5/3/2018	$2,895,000
2,180,000		Mount Morris, NY CSD, 2.25% BANs, 6/29/2018	2,182,777
705,000		New York City, NY IDA (Village Community School), (Series 2001) Weekly VRDNs (TD Bank, N.A. LOC), 1.850%, 5/3/2018	705,000
500,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.640%, 5/1/2018	500,000
9,000,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.780%, 5/3/2018	9,000,000
2,095,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.620%, 5/1/2018	2,095,000
500,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.640%, 5/1/2018	500,000
4,225,000		New York City, NY Transitional Finance Authority, Fiscal 2015 (Subseries A-4) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.600%, 5/1/2018	4,225,000
400,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 1.570%, 5/1/2018	400,000
900,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs (Barclays Bank PLC LIQ), 1.750%, 5/3/2018	900,000
915,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.580%, 5/1/2018	915,000
1,100,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.640%, 5/1/2018	1,100,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.780%, 5/3/2018	5,000,000
4,910,000		New York City, NY, Solar Eclipse (Series 2017-0057), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/19/2018	4,910,000
12,000,000		New York Liberty Development Corporation (Port Authority of New York and New Jersey), Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.850%, 5/3/2018	12,000,000
3,735,000		New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center), Tender Option Bond Trust Receipts (2016-XF0288) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.810%, 5/3/2018	3,735,000
4,375,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.800%, 5/3/2018	4,375,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,850,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 5/1/2018	$2,850,000
2,500,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs (FNMA LOC), 1.810%, 5/2/2018	2,500,000
850,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.590%, 5/1/2018	850,000
2,550,000		New York State Local Government Assistance Corp., Subordinate Lien Refunding Bonds (Series 2003A-8V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.730%, 5/2/2018	2,550,000
5,500,000		New York State Urban Development Corp. (New York State), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.780%, 5/3/2018	5,500,000
1,550,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs (TD Bank, N.A. LOC), 1.710%, 5/3/2018	1,550,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 1.820%, 5/3/2018	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 1.820%, 5/3/2018	10,000,000
4,028,401		Oakfield, NY, 2.75% BANs, 3/21/2019	4,060,350
5,250,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	5,250,000
8,170,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs (Citizens Bank, N.A., Providence LOC), 1.980%, 5/1/2018	8,170,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	1,500,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.780%, 5/3/2018	1,100,000
2,210,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	2,210,000
6,600,000		Sachem, NY CSD at Holbrook, 2.00% TANs, 6/28/2018	6,606,324
2,300,000		Saranac Lake, NY CSD, 2.25% BANs, 6/20/2018	2,302,638
2,000,000		Ticonderoga, NY CSD, 2.25% BANs, 8/3/2018	2,004,826
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,710,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.840%, 5/3/2018	$5,710,000
		TOTAL INVESTMENT IN SECURITIES—100.7% (AT AMORTIZED COST)[2]	243,061,795
		OTHER ASSETS AND LIABILITIES - NET— (0.7)%[3]	(1,701,259)
		TOTAL NET ASSETS—100%	$241,360,536
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
5

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.56%	0.16%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.32%	0.22%[4]	0.12%	0.13%	0.20%
Net investment income	1.00%[3]	0.58%	0.10%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.31%[3]	0.34%	0.40%	0.48%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,592	$111,061	$70,496	$215,975	$260,579	$268,137
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.34%	0.06%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.54%	0.30%[4]	0.12%	0.13%	0.20%
Net investment income	0.75%[3]	0.35%	0.02%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.60%[3]	0.62%	0.79%	0.96%	0.92%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,086	$64,510	$35,692	$194,225	$183,805	$197,712
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.27%	0.13%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.76%	0.29%[4]	0.12%	0.13%	0.20%
Net investment income	0.54%[3]	0.13%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.37%[3]	0.41%	0.81%	0.98%	0.95%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,302	$10,982	$8,457	$65,870	$103,961	$101,130
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	0.86%	0.36%[4]	0.12%	0.13%	0.20%
Net investment income	0.25%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.47%[3]	0.65%	1.11%	1.33%	1.30%	1.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,382	$141,388	$172,288	$285,077	$314,108	$324,637
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$243,061,795
Cash		72,916
Income receivable		1,342,025
Receivable for shares sold		72,249
TOTAL ASSETS		244,548,985
Liabilities:
Payable for investments purchased	$2,927,501
Payable for shares redeemed	86,376
Income distribution payable	12,685
Payable to adviser (Note 4)	752
Payable for administrative fees (Note 4)	529
Payable for distribution services fee (Note 4)	22,491
Payable for other service fees (Note 4)	22,455
Accrued expenses (Note 4)	115,660
TOTAL LIABILITIES		3,188,449
Net assets for 241,359,874 shares outstanding		$241,360,536
Net Assets Consist of:
Paid-in capital		$241,359,874
Undistributed net investment income		662
TOTAL NET ASSETS		$241,360,536
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$146,591,777 ÷ 146,591,376 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$32,085,655 ÷ 32,085,567 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$10,301,529 ÷ 10,301,500 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$52,381,575 ÷ 52,381,431 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$1,710,049
Expenses:
Investment adviser fee (Note 4)		$477,578
Administrative fee (Note 4)		104,802
Custodian fees		5,176
Transfer agent fee		100,733
Directors'/Trustees' fees (Note 4)		1,256
Auditing fees		10,751
Legal fees		7,421
Portfolio accounting fees		60,916
Distribution services fee (Note 4)		283,561
Other service fees (Notes 2 and 4)		169,990
Share registration costs		44,951
Printing and postage		16,865
Miscellaneous (Note 4)		4,026
TOTAL EXPENSES		1,288,026
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(409,645)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(136,030)
TOTAL WAIVERS AND REIMBURSEMENT		(545,675)
Net expenses			742,351
Net investment income			967,698
Change in net assets resulting from operations			$967,698
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$967,698	$682,371
Net realized gain	—	1,437
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	967,698	683,808
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(626,170)	(465,343)
Service Shares	(229,524)	(188,624)
Cash II Shares	(30,868)	(12,391)
Cash Series Shares	(80,834)	(15,764)
Distributions from net realized gain
Wealth Shares	(657)	—
Service Shares	(375)	—
Cash II Shares	(61)	—
Cash Series Shares	(344)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(968,833)	(682,122)
Share Transactions:
Proceeds from sale of shares	248,493,501	622,285,419
Net asset value of shares issued to shareholders in payment of distributions declared	910,538	597,350
Cost of shares redeemed	(335,983,528)	(581,876,567)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(86,579,489)	41,006,202
Change in net assets	(86,580,624)	41,007,888
Net Assets:
Beginning of period	327,941,160	286,933,272
End of period (including undistributed net investment income of $662 and $360, respectively)	$241,360,536	$327,941,160
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
Semi-Annual Shareholder Report
14

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $545,675 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$75,776	$(20,832)
Cash II Shares	14,335	—
Cash Series Shares	79,879	—
TOTAL	$169,990	$(20,832)
For the six months ended April 30, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report
15

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	143,751,734	$143,751,734	203,514,666	$203,514,666
Shares issued to shareholders in payment of distributions declared	609,242	609,242	426,184	426,184
Shares redeemed	(108,830,326)	(108,830,326)	(163,375,969)	(163,375,969)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	35,530,650	$35,530,650	40,564,881	$40,564,881
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	42,690,268	$42,690,268	132,318,543	$132,318,543
Shares issued to shareholders in payment of distributions declared	190,266	190,266	143,136	143,136
Shares redeemed	(75,305,104)	(75,305,104)	(103,644,006)	(103,644,006)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(32,424,570)	$(32,424,570)	28,817,673	$28,817,673

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	10,292,077	$10,292,077	19,284,060	$19,284,060
Shares issued to shareholders in payment of distributions declared	30,816	30,816	12,373	12,373
Shares redeemed	(11,003,062)	(11,003,062)	(16,771,858)	(16,771,858)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(680,169)	$(680,169)	2,524,575	$2,524,575

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	51,759,422	$51,759,422	267,168,150	$267,168,150
Shares issued to shareholders in payment of distributions declared	80,214	80,214	15,657	15,657
Shares redeemed	(140,845,036)	(140,845,036)	(298,084,734)	(298,084,734)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(89,005,400)	$(89,005,400)	(30,900,927)	$(30,900,927)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(86,579,489)	$(86,579,489)	41,006,202	$41,006,202
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $409,645 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$76,312	$(64,102)
Cash II Shares	14,335	(2,867)
Cash Series Shares	192,914	(48,229)
TOTAL	$283,561	$(115,198)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $26,475 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $910 and reimbursed $20,832 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $118,170,000 and $146,715,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 39.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.9% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,004.90	$1.59
Service Shares	$1,000	$1,003.80	$2.68
Cash II Shares	$1,000	$1,002.70	$3.82
Cash Series Shares	$1,000	$1,001.50	$5.06
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.20	$1.61
Service Shares	$1,000	$1,022.10	$2.71
Cash II Shares	$1,000	$1,021.00	$3.86
Cash Series Shares	$1,000	$1,019.70	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.32%
Service Shares	0.54%
Cash II Shares	0.77%
Cash Series Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2017
Federated new york municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other
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clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to
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any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also
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noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Wealth | NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.4%
Municipal Notes	28.3%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	3.4%
31-90 Days	19.5%
91-180 Days	3.6%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.7%
		New York—100.7%
$4,600,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	$4,600,000
5,476,500		Batavia Town, NY, 2.75% BANs, 3/14/2019	5,516,133
3,900,000		Bayport-Bluepoint, NY Union Free School District, 2.00% TANs, 6/27/2018	3,903,917
4,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	4,004,493
3,000,000		Central Islip, NY Union Free School District, 2.00% BANs, 6/27/2018	3,002,351
1,695,428		Chemung County, NY, 2.25% BANs, 10/12/2018	1,701,812
2,909,000		Cold Spring, NY, 2.75% BANs, 5/10/2019	2,927,501
7,145,000		Dutchess County, NY IDA (Brookview, Inc.), (Series 2007) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	7,145,000
3,390,000		Dutchess County, NY Local Development Corporation (Health Quest Systems, Inc. Obligated Group), Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.790%, 5/3/2018	3,390,000
5,900,000		East Moriches, NY UFSD, 2.00% TANs, 6/27/2018	5,908,238
2,540,000		Elmira Heights, NY CSD, 2.25% BANs, 6/19/2018	2,543,536
2,000,000		Genesee Valley, NY CSD, 2.25% BANs, 8/29/2018	2,006,165
4,205,000		Heuvelton, NY CSD, 2.25% BANs, 6/28/2018	4,211,127
4,900,000		Lisbon, NY CSD, 2.25% BANs, 7/25/2018	4,909,562
2,645,000		Liverpool, NY CSD, 2.25% BANs, 6/28/2018	2,648,097
3,000,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	3,006,948
3,325,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.750%, 5/3/2018	3,325,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.790%, 5/3/2018	18,445,000
8,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates (2018-ZM0606) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.830%, 5/3/2018	8,500,000
2,715,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.830%, 5/3/2018	2,715,000
14,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.830%, 5/3/2018	14,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,895,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.900%, 5/3/2018	$2,895,000
2,180,000		Mount Morris, NY CSD, 2.25% BANs, 6/29/2018	2,182,777
705,000		New York City, NY IDA (Village Community School), (Series 2001) Weekly VRDNs (TD Bank, N.A. LOC), 1.850%, 5/3/2018	705,000
500,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.640%, 5/1/2018	500,000
9,000,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.780%, 5/3/2018	9,000,000
2,095,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.620%, 5/1/2018	2,095,000
500,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.640%, 5/1/2018	500,000
4,225,000		New York City, NY Transitional Finance Authority, Fiscal 2015 (Subseries A-4) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.600%, 5/1/2018	4,225,000
400,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 1.570%, 5/1/2018	400,000
900,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs (Barclays Bank PLC LIQ), 1.750%, 5/3/2018	900,000
915,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.580%, 5/1/2018	915,000
1,100,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.640%, 5/1/2018	1,100,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.780%, 5/3/2018	5,000,000
4,910,000		New York City, NY, Solar Eclipse (Series 2017-0057), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/19/2018	4,910,000
12,000,000		New York Liberty Development Corporation (Port Authority of New York and New Jersey), Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.850%, 5/3/2018	12,000,000
3,735,000		New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center), Tender Option Bond Trust Receipts (2016-XF0288) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.810%, 5/3/2018	3,735,000
4,375,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.800%, 5/3/2018	4,375,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,850,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 5/1/2018	$2,850,000
2,500,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs (FNMA LOC), 1.810%, 5/2/2018	2,500,000
850,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.590%, 5/1/2018	850,000
2,550,000		New York State Local Government Assistance Corp., Subordinate Lien Refunding Bonds (Series 2003A-8V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.730%, 5/2/2018	2,550,000
5,500,000		New York State Urban Development Corp. (New York State), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.780%, 5/3/2018	5,500,000
1,550,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs (TD Bank, N.A. LOC), 1.710%, 5/3/2018	1,550,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 1.820%, 5/3/2018	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 1.820%, 5/3/2018	10,000,000
4,028,401		Oakfield, NY, 2.75% BANs, 3/21/2019	4,060,350
5,250,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	5,250,000
8,170,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs (Citizens Bank, N.A., Providence LOC), 1.980%, 5/1/2018	8,170,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	1,500,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.780%, 5/3/2018	1,100,000
2,210,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	2,210,000
6,600,000		Sachem, NY CSD at Holbrook, 2.00% TANs, 6/28/2018	6,606,324
2,300,000		Saranac Lake, NY CSD, 2.25% BANs, 6/20/2018	2,302,638
2,000,000		Ticonderoga, NY CSD, 2.25% BANs, 8/3/2018	2,004,826
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,710,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.840%, 5/3/2018	$5,710,000
		TOTAL INVESTMENT IN SECURITIES—100.7% (AT AMORTIZED COST)[2]	243,061,795
		OTHER ASSETS AND LIABILITIES - NET— (0.7)%[3]	(1,701,259)
		TOTAL NET ASSETS—100%	$241,360,536
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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5

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.56%	0.16%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.32%	0.22%[4]	0.12%	0.13%	0.20%
Net investment income	1.00%[3]	0.58%	0.10%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.31%[3]	0.34%	0.40%	0.48%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,592	$111,061	$70,496	$215,975	$260,579	$268,137
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$243,061,795
Cash		72,916
Income receivable		1,342,025
Receivable for shares sold		72,249
TOTAL ASSETS		244,548,985
Liabilities:
Payable for investments purchased	$2,927,501
Payable for shares redeemed	86,376
Income distribution payable	12,685
Payable to adviser (Note 4)	752
Payable for administrative fees (Note 4)	529
Payable for distribution services fee (Note 4)	22,491
Payable for other service fees (Note 4)	22,455
Accrued expenses (Note 4)	115,660
TOTAL LIABILITIES		3,188,449
Net assets for 241,359,874 shares outstanding		$241,360,536
Net Assets Consist of:
Paid-in capital		$241,359,874
Undistributed net investment income		662
TOTAL NET ASSETS		$241,360,536
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$146,591,777 ÷ 146,591,376 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$32,085,655 ÷ 32,085,567 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$10,301,529 ÷ 10,301,500 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$52,381,575 ÷ 52,381,431 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$1,710,049
Expenses:
Investment adviser fee (Note 4)		$477,578
Administrative fee (Note 4)		104,802
Custodian fees		5,176
Transfer agent fee		100,733
Directors'/Trustees' fees (Note 4)		1,256
Auditing fees		10,751
Legal fees		7,421
Portfolio accounting fees		60,916
Distribution services fee (Note 4)		283,561
Other service fees (Notes 2 and 4)		169,990
Share registration costs		44,951
Printing and postage		16,865
Miscellaneous (Note 4)		4,026
TOTAL EXPENSES		1,288,026
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(409,645)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(136,030)
TOTAL WAIVERS AND REIMBURSEMENT		(545,675)
Net expenses			742,351
Net investment income			967,698
Change in net assets resulting from operations			$967,698
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$967,698	$682,371
Net realized gain	—	1,437
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	967,698	683,808
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(626,170)	(465,343)
Service Shares	(229,524)	(188,624)
Cash II Shares	(30,868)	(12,391)
Cash Series Shares	(80,834)	(15,764)
Distributions from net realized gain
Wealth Shares	(657)	—
Service Shares	(375)	—
Cash II Shares	(61)	—
Cash Series Shares	(344)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(968,833)	(682,122)
Share Transactions:
Proceeds from sale of shares	248,493,501	622,285,419
Net asset value of shares issued to shareholders in payment of distributions declared	910,538	597,350
Cost of shares redeemed	(335,983,528)	(581,876,567)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(86,579,489)	41,006,202
Change in net assets	(86,580,624)	41,007,888
Net Assets:
Beginning of period	327,941,160	286,933,272
End of period (including undistributed net investment income of $662 and $360, respectively)	$241,360,536	$327,941,160
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
Semi-Annual Shareholder Report
11

the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $545,675 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$75,776	$(20,832)
Cash II Shares	14,335	—
Cash Series Shares	79,879	—
TOTAL	$169,990	$(20,832)
For the six months ended April 30, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report
12

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	143,751,734	$143,751,734	203,514,666	$203,514,666
Shares issued to shareholders in payment of distributions declared	609,242	609,242	426,184	426,184
Shares redeemed	(108,830,326)	(108,830,326)	(163,375,969)	(163,375,969)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	35,530,650	$35,530,650	40,564,881	$40,564,881
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13

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	42,690,268	$42,690,268	132,318,543	$132,318,543
Shares issued to shareholders in payment of distributions declared	190,266	190,266	143,136	143,136
Shares redeemed	(75,305,104)	(75,305,104)	(103,644,006)	(103,644,006)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(32,424,570)	$(32,424,570)	28,817,673	$28,817,673

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	10,292,077	$10,292,077	19,284,060	$19,284,060
Shares issued to shareholders in payment of distributions declared	30,816	30,816	12,373	12,373
Shares redeemed	(11,003,062)	(11,003,062)	(16,771,858)	(16,771,858)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(680,169)	$(680,169)	2,524,575	$2,524,575

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	51,759,422	$51,759,422	267,168,150	$267,168,150
Shares issued to shareholders in payment of distributions declared	80,214	80,214	15,657	15,657
Shares redeemed	(140,845,036)	(140,845,036)	(298,084,734)	(298,084,734)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(89,005,400)	$(89,005,400)	(30,900,927)	$(30,900,927)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(86,579,489)	$(86,579,489)	41,006,202	$41,006,202
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $409,645 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$76,312	$(64,102)
Cash II Shares	14,335	(2,867)
Cash Series Shares	192,914	(48,229)
TOTAL	$283,561	$(115,198)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $26,475 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $910 and reimbursed $20,832 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $118,170,000 and $146,715,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 39.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.9% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,004.90	$1.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.20	$1.61
1	Expenses are equal to the Fund's annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated new york municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.1%
Municipal Notes	19.6%
Other Assets and Liabilities—Net[2]	3.3%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.3%
8-30 Days	3.6%
31-90 Days	18.6%
91-180 Days	4.2%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	3.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM—96.7%
		Pennsylvania—96.7%
$4,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.880%, 5/3/2018	$4,000,000
1,025,000		Allegheny County, PA HDA (UPMC Health System), Hospital Revenue Bonds (Series 2008A), 5.00% Bonds, 6/15/2018	1,029,606
1,945,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.770%, 5/3/2018	1,945,000
3,000,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 5/3/2018	3,000,000
1,695,000		Berks County, PA IDA (Fleetwood Industries Business Trust), (Series of 2005) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.800%, 5/3/2018	1,695,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	5,000,000
2,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.720%, 5/3/2018	2,500,000
1,070,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.720%, 5/3/2018	1,070,000
2,860,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/3/2018	2,860,000
1,460,000		Commonwealth of Pennsylvania, (Second Series A), 5.00% Bonds, 5/1/2018	1,460,000
1,000,000		Commonwealth of Pennsylvania, 1st Series, 5.00% Bonds, 6/15/2018	1,004,653
875,000		Commonwealth of Pennsylvania, General Obligation Unltd., 5.00% Bonds, 7/1/2018	880,522
820,000		Delaware County, PA Authority (Villanova University), 4.00% Bonds, 8/1/2018	825,312
790,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.530%, 5/1/2018	790,000
1,600,000		Haverford Township, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.760%, 5/3/2018	1,600,000
1,425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs (Fulton Bank, N.A. LOC), 2.000%, 5/3/2018	1,425,000
2,140,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.760%, 5/3/2018	2,140,000
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2

Principal Amount			Value
	[1]	SHORT-TERM—continued
		Pennsylvania—continued
$1,950,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series C of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.760%, 5/3/2018	$1,950,000
1,190,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.930%, 5/3/2018	1,190,000
1,000,000		Lower Merion, PA School District, 5.00% Bonds, 9/1/2018	1,010,820
1,000,000		Manheim Township, PA School District, (Series A of 2017) FRNs, 1.451%, (1-month USLIBOR x 0.68 +0.170%), 5/1/2018	1,000,000
5,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.880%, 5/3/2018	5,000,000
2,500,000		Pennsylvania Economic Development Financing Authority (Dauphin County, PA), Tender Option Bond Trust Certificates (2015-XM0048) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.800%, 5/3/2018	2,500,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.850%, 5/3/2018	1,665,000
1,500,000		Pennsylvania Economic Development Financing Authority, (Series A), 5.00% Bonds, 7/1/2018	1,509,496
900,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 1.760%, 5/3/2018	900,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.950%, 5/3/2018	4,750,000
2,000,000		Philadelphia, PA Airport System, (Series 2017B), 5.00% Bonds, 7/1/2018	2,011,808
1,600,000		Philadelphia, PA Airport System, (Series C-1) Weekly VRDNs (TD Bank, N.A. LOC), 1.790%, 5/2/2018	1,600,000
825,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs (Royal Bank of Canada LOC), 1.740%, 5/3/2018	825,000
500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series of 2017), 3.00% Bonds, 7/1/2018	501,189
3,000,000		Philadelphia, PA, (Series A), 2.00% TRANs, 6/29/2018	3,003,272
2,970,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.820%, 5/3/2018	2,970,000
2,710,000		Southcentral PA, General Authority (Hanover Lutheran Retirement Village, Inc.), (Series 2005) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/4/2018	2,710,000
4,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.870%, 5/3/2018	4,500,000
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3

Principal Amount			Value
	[1]	SHORT-TERM—continued
		Pennsylvania—continued
$250,000		Susquehanna Township, PA, 2.00% Bonds, 10/1/2018	$250,485
2,900,000		Washington County, PA Hospital Authority (Monongahela Valley Hospital), (Series 2018C) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.780%, 5/1/2018	2,900,000
1,230,000		West Jefferson HIlls, PA School District, 4.00% Bonds, 8/1/2018	1,238,026
375,000		York County, PA IDA (UL Holdings), (Series A of 2000) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.950%, 5/4/2018	375,000
		TOTAL INVESTMENT IN SECURITIES—96.7% (AT AMORTIZED COST)[2]	77,585,189
		OTHER ASSETS AND LIABILITIES—NET - 3.3%[3]	2,679,829
		TOTAL NET ASSETS—100%	$80,265,018
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.6% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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4

The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	0.38%	0.13%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.47%[3]	0.47%	0.31%[4]	0.13%	0.12%	0.22%
Net investment income	0.83%[3]	0.41%	0.06%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.26%[3]	0.30%	0.34%	0.49%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,961	$28,371	$10,015	$44,264	$61,114	$79,413
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.18%	0.09%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	0.67%	0.31%[4]	0.13%	0.12%	0.22%
Net investment income	0.63%[3]	0.14%	0.02%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.31%[3]	0.35%	0.59%	0.74%	0.71%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,116	$12,442	$30,951	$103,462	$120,457	$120,509
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	0.01%	0.06%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	0.84%	0.36%[4]	0.13%	0.12%	0.22%
Net investment income	0.24%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.34%[3]	0.58%	0.94%	1.14%	1.11%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,189	$45,288	$51,604	$83,856	$90,441	$108,681
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$77,585,189
Cash		171,138
Income receivable		365,919
Receivable for investments sold		6,208,889
Receivable for shares sold		31,300
TOTAL ASSETS		84,362,435
Liabilities:
Payable for investments purchased	$3,919,154
Payable for shares redeemed	38,571
Income distribution payable	36,329
Payable to adviser (Note 4)	189
Payable for administrative fee (Note 4)	176
Payable for distribution services fee (Note 4)	10,684
Payable for other service fees (Notes 2 and 4)	14,412
Accrued expenses (Note 4)	77,902
TOTAL LIABILITIES		4,097,417
Net assets for 80,264,941 shares outstanding		$80,265,018
Net Assets Consist of:
Paid-in capital		$80,264,878
Undistributed net investment income		140
TOTAL NET ASSETS		$80,265,018
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$27,960,588 ÷ 27,960,561 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$16,115,645 ÷ 16,115,630 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$36,188,785 ÷ 36,188,750 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$611,672
Expenses:
Investment adviser fee (Note 4)		$173,158
Administrative fee (Note 4)		37,744
Custodian fees		1,999
Transfer agent fee		28,903
Directors'/Trustees' fees (Note 4)		543
Auditing fees		9,913
Legal fees		4,622
Portfolio accounting fees		42,308
Distribution services fee (Note 4)		90,763
Other service fees (Notes 2 and 4)		76,558
Share registration costs		35,209
Printing and postage		11,581
Miscellaneous (Note 4)		3,099
TOTAL EXPENSES		516,400
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(125,447)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(20,516)
TOTAL WAIVERS AND REIMBURSEMENT		(145,963)
Net expenses			370,437
Net investment income			241,235
Change in net assets resulting from operations			$241,235
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$241,235	$132,780
Net realized gain	—	66,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	241,235	199,731
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(135,958)	(95,762)
Service Shares	(50,986)	(31,718)
Cash Series Shares	(54,276)	(5,268)
Distributions from net realized gain
Wealth Shares	(22,278)	—
Service Shares	(10,257)	—
Cash Series Shares	(34,416)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(308,171)	(132,748)
Share Transactions:
Proceeds from sale of shares	149,960,829	340,205,293
Net asset value of shares issued to shareholders in payment of distributions declared	129,113	23,414
Cost of shares redeemed	(155,859,529)	(346,763,970)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,769,587)	(6,535,263)
Change in net assets	(5,836,523)	(6,468,280)
Net Assets:
Beginning of period	86,101,541	92,569,821
End of period (including undistributed net investment income of $140 and $125, respectively)	$80,265,018	$86,101,541
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
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12

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $145,963 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$19,843	$(3,730)	$—
Cash Series Shares	56,715	—	(3,172)
TOTAL	$76,558	$(3,730)	$(3,172)
For the six months ended April 30, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
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13

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	54,609,501	$54,609,501	84,121,283	$84,121,283
Shares issued to shareholders in payment of distributions declared	5,911	5,911	3,727	3,727
Shares redeemed	(55,003,976)	(55,003,976)	(65,791,334)	(65,791,334)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(388,564)	$(388,564)	18,333,676	$18,333,676
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14

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,843,472	$21,843,472	77,066,736	$77,066,736
Shares issued to shareholders in payment of distributions declared	34,666	34,666	14,469	14,469
Shares redeemed	(18,194,818)	(18,194,818)	(95,599,624)	(95,599,624)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,683,320	$3,683,320	(18,518,419)	$(18,518,419)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	73,507,856	$73,507,856	179,017,274	$179,017,274
Shares issued to shareholders in payment of distributions declared	88,536	88,536	5,218	5,218
Shares redeemed	(82,660,735)	(82,660,735)	(185,373,012)	(185,373,012)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(9,064,343)	$(9,064,343)	(6,350,520)	$(6,350,520)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,769,587)	$(5,769,587)	(6,535,263)	$(6,535,263)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $125,447 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$90,763	$(13,614)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $57,401 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $9,223 and reimbursed $3,730 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.47%, 0.67% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $49,560,000 and $80,265,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 76.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 15.8% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,004.80	$2.34
Service Shares	$1,000	$1,003.80	$3.33
Cash Series Shares	$1,000	$1,001.90	$5.21
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.50	$2.36
Service Shares	$1,000	$1,021.50	$3.36
Cash Series Shares	$1,000	$1,019.60	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.47%
Service Shares	0.67%
Cash Series Shares	1.05%
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Evaluation and Approval of Advisory Contract–May 2017
Federated pennsylvania municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
0052405 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.3%
Municipal Notes	19.3%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At April 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.3%
8-30 Days	0.0%
31-90 Days	19.3%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		Virginia—92.6%
$4,800,000		Alexandria, VA, Solar Eclipse (2017-0044), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/12/2018	$4,800,000
8,900,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs (PNC Bank, N.A. LOC), 1.840%, 5/2/2018	8,900,000
440,000		Arlington County, VA IDA (National Science Teachers Association), (Series 2000A) Weekly VRDNs (SunTrust Bank LOC), 1.830%, 5/2/2018	440,000
9,350,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs (FHLMC LOC), 1.790%, 5/3/2018	9,350,000
430,000		Bedford County, VA IDA (David R. Snowman and Carol J. Snowman), (Series 1999) Weekly VRDNs (SunTrust Bank LOC), 1.880%, 5/2/2018	430,000
8,500,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.900%, 5/3/2018	8,500,000
8,000,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.810%, 5/3/2018	8,000,000
5,000,000		Chesapeake Bay Bridge & Tunnel District, VA, Tender Option Bond Trust Certificates (2017-ZM0511) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 2.000%, 5/3/2018	5,000,000
2,360,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs (SunTrust Bank LOC), 1.910%, 5/3/2018	2,360,000
12,120,000		Fairfax County, VA EDA (Mount Vernon Ladies' Association of the Union), (Series 2007) Weekly VRDNs (SunTrust Bank LOC), 1.820%, 5/2/2018	12,120,000
4,145,000		Fairfax County, VA EDA (Young Men's Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.800%, 5/4/2018	4,145,000
1,200,000		Fairfax County, VA IDA (Inova Health System), (Series 1988D) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.750%, 5/2/2018	1,200,000
5,600,000		Fairfax County, VA IDA (Inova Health System), (Series 2005C-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.750%, 5/2/2018	5,600,000
2,000,000		Fairfax County, VA IDA (Inova Health System), (Series 2016C) Weekly VRDNs, 1.760%, 5/3/2018	2,000,000
3,550,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 1.690%, 5/3/2018	3,550,000
4,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.750%, 5/3/2018	4,865,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority (Richfield Place Associates LP), (Series 2001A: Huntington Village Apartments) Weekly VRDNs (FNMA LOC), 1.780%, 5/3/2018	7,500,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$6,800,000		Harrisonburg, VA Redevelopment & Housing Authority (Woodman West Preservation, LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.770%, 5/3/2018	$6,800,000
1,400,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1996A) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.580%, 5/1/2018	1,400,000
1,000,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1997) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.580%, 5/1/2018	1,000,000
10,040,000		King George County IDA, VA (Garnet of Virginia, Inc.), (Series 1996) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.830%, 5/3/2018	10,040,000
1,830,000		Loudoun County, VA IDA (Howard Hughes Medical Institute) Weekly VRDNs, 1.770%, 5/2/2018	1,830,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 1.760%, 5/2/2018	500,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.770%, 5/2/2018	1,500,000
550,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.740%, 5/2/2018	550,000
1,800,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 1.770%, 5/2/2018	1,800,000
5,225,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/12/2018	5,225,000
2,000,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017B) Daily VRDNs (Branch Banking & Trust Co. LOC), 1.500%, 5/1/2018	2,000,000
3,320,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Series 2017-XG0147 Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.790%, 5/3/2018	3,320,000
2,200,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada LOC), 1.780%, 5/3/2018	2,200,000
7,195,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs (Bank of America N.A. LOC), 1.840%, 5/3/2018	7,195,000
295,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 1.710%, 5/2/2018	295,000
7,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.975% TOBs, Mandatory Tender 6/29/2018	7,000,000
6,800,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 1.760%, 5/2/2018	6,800,000
4,600,000		Suffolk, VA, Solar Eclipse, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/26/2018	4,600,000
5,310,000		University of Virginia, Solar Eclipse (Series 2017-0017), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	5,310,000
3,175,000		Virginia Commonwealth Transportation Board (Virginia State), Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.780%, 5/3/2018	3,175,000
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3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$4,235,000		Virginia Small Business Financing Authority (BleachTech LLC), (Series 2007) Weekly VRDNs (PNC Bank, N.A. LOC), 1.800%, 5/3/2018	$4,235,000
1,900,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.780%, 5/1/2018	1,900,000
1,365,000		Virginia Small Business Financing Authority (Virginia State University Real Estate Foundation), (Series 2008) Daily VRDNs (Bank of America N.A. LOC), 1.570%, 5/1/2018	1,365,000
		TOTAL	168,800,000
		District of Columbia—7.0%
4,580,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 1.780%, 5/3/2018	4,580,000
8,160,000		Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 2.05% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	8,160,000
		TOTAL	12,740,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[3]	181,540,000
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	755,257
		TOTAL NET ASSETS—100%	$182,295,257
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.0% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $7,000,000, which represented 3.8% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.001	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.001)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	0.25%	0.06%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.66%	0.33%[4]	0.09%	0.10%	0.16%
Net investment income	0.65%[3]	0.17%	0.03%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.25%[3]	0.29%	0.57%	0.79%	0.77%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,801	$108,573	$118,843	$165,877	$204,803	$229,563
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	0.001	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.001)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.09%	0.03%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	1.04%[3]	0.81%	0.35%[4]	0.09%	0.10%	0.16%
Net investment income	0.27%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.48%[3]	0.73%	1.15%	1.39%	1.38%	1.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,494	$87,565	$96,705	$109,464	$145,799	$126,265
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$181,540,000
Cash		380,955
Income receivable		409,827
Receivable for shares sold		891,779
TOTAL ASSETS		183,222,561
Liabilities:
Payable for shares redeemed	$778,758
Income distribution payable	79
Payable to adviser (Note 4)	2,176
Payable for administrative fees (Note 4)	399
Payable for portfolio accounting fees	43,923
Payable for distribution services fee (Note 4)	18,756
Payable for other service fees (Notes 2 and 4)	38,775
Accrued expenses (Note 4)	44,438
TOTAL LIABILITIES		927,304
Net assets for 182,288,247 shares outstanding		$182,295,257
Net Assets Consist of:
Paid-in capital		$182,287,814
Accumulated net realized gain		6,411
Undistributed net investment income		1,032
TOTAL NET ASSETS		$182,295,257
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$103,800,897 ÷ 103,796,909 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$78,494,360 ÷ 78,491,338 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$1,293,610
Expenses:
Investment adviser fee (Note 4)		$361,792
Administrative fee (Note 4)		78,837
Custodian fees		4,099
Transfer agent fee		106,057
Directors'/Trustees' fees (Note 4)		970
Auditing fees		9,913
Legal fees		5,093
Portfolio accounting fees		44,057
Distribution services fee (Note 4)		260,227
Other service fees (Notes 2 and 4)		245,707
Share registration costs		31,195
Printing and postage		13,860
Miscellaneous (Note 4)		3,301
TOTAL EXPENSES		1,165,108
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(152,725)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(193,652)
TOTAL WAIVERS AND REIMBURSEMENT		(346,377)
Net expenses			818,731
Net investment income			474,879
Net realized gain on investments			6,415
Change in net assets resulting from operations			$481,294
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$474,879	$213,368
Net realized gain	6,415	32,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	481,294	245,392
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	—	(10,429)
Service Shares	(357,876)	(193,274)
Cash Series Shares	(116,424)	(9,324)
Distributions from net realized gain
Wealth Shares	—	(2,386)
Service Shares	(17,548)	(87,228)
Cash Series Shares	(14,480)	(79,212)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(506,328)	(381,853)
Share Transactions:
Proceeds from sale of shares	216,766,850	378,358,261
Net asset value of shares issued to shareholders in payment of distributions declared	505,407	369,448
Cost of shares redeemed	(231,089,712)	(401,606,707)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,817,455)	(22,878,998)
Change in net assets	(13,842,489)	(23,015,459)
Net Assets:
Beginning of period	196,137,746	219,153,205
End of period (including undistributed net investment income of $1,032 and $453, respectively)	$182,295,257	$196,137,746
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
On October 27, 2017, the Fund's Wealth Shares class liquidated.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $346,377 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$137,279	$(54,797)	$—
Cash Series Shares	108,428	—	(4,404)
TOTAL	$245,707	$(54,797)	$(4,404)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
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12

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, held at April 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.975% TOBs, Mandatory Tender 6/29/2018	1/08/2018	$7,000,000	$7,000,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,727,552	$7,727,552
Shares issued to shareholders in payment of distributions declared	—	—	510	510
Shares redeemed	—	—	(11,330,552)	(11,330,552)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	—	$—	(3,602,490)	$(3,602,490)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	110,509,737	$110,509,737	175,833,336	$175,833,336
Shares issued to shareholders in payment of distributions declared	374,747	374,747	280,441	280,441
Shares redeemed	(115,642,572)	(115,642,572)	(186,310,470)	(186,310,470)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,758,088)	$(4,758,088)	(10,196,693)	$(10,196,693)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	106,257,113	$106,257,113	194,797,373	$194,797,373
Shares issued to shareholders in payment of distributions declared	130,660	130,660	88,497	88,497
Shares redeemed	(115,447,140)	(115,447,140)	(203,965,685)	(203,965,685)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(9,059,367)	$(9,059,367)	(9,079,815)	$(9,079,815)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,817,455)	$(13,817,455)	(22,878,998)	$(22,878,998)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser voluntarily waived $152,725 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$260,227	$(134,451)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $13,068 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $320 and reimbursed $54,797 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.66% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $59,655,000 and $85,255,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2018, 64.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.1% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,003.40	$3.28
Cash Series Shares	$1,000	$1,001.50	$5.16
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,021.50	$3.31
Cash Series Shares	$1,000	$1,019.60	$5.21
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.66%
Cash Series Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2017
Federated virginia municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N245
CUSIP 608919825
G00133-01 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018